Related Party Transactions - Additional Information (Details) - USD ($)				3 Months Ended	12 Months Ended
	Jan. 20, 2023	Oct. 12, 2022	Jan. 04, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022
Related Party Transaction
Amount of loan proceeds received				$ 150,000
Amount outstanding				1,450,000	$ 1,000,000
Secured debt
Related Party Transaction
Unsecured debt		$ 1,000,000
Agreement with S&L [Member]
Related Party Transaction
Percentage of pre-money enterprise valuation of potential target acquired			2.00%
Working capital loans warrant
Related Party Transaction
Loan conversion agreement warrant				1,500,000	1,500,000
Administrative Support Agreement
Related Party Transaction
Expenses per month				10,000	10,000
Expenses incurred and paid				30,000	120,000
Administrative Support Agreement | Due to affiliate
Related Party Transaction
Administrative support services				$ 200,000	$ 170,000	$ 50,000
Related Party Loans
Related Party Transaction
Outstanding amount of working capital loan						0	$ 0
Related Party Loans | Working capital loans warrant
Related Party Transaction
Price of warrant				$ 1.00	$ 1.00
Outstanding amount of working capital loan					$ 0	$ 0
Note Payable - Related Party | Sponsor
Related Party Transaction
Amount of loan proceeds received		$ 150,000
Number of months for which proceeds of debt received		3
Amount outstanding				$ 1,450,000	$ 1,000,000
Loan from Sponsor | Sponsor
Related Party Transaction
Amount of loan proceeds received	$ 150,000